Interest-Bearing Deposits - Additional Information (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deposits [Line Items]
Total deposits	$ 2,189,398,000	$ 1,678,764,000
Total of CDs and IRAs	74,777,000
Principal officers, directors, and their affiliates [Member]
Deposits [Line Items]
Total deposits	$ 12,487,000	$ 8,917,000